License Agreements - Additional Information (Detail) $ / shares in Units, $ in Thousands	Aug. 03, 2020 USD ($) Product $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
License Agreements [Line Items]
Number of licensed products obliged to develop and commercialize | Product	1
Upfront payment shares issued | shares		30,545,165	1,984,222	1,802,134
Upfront payment value | $		$ 3
Mirati Therapeutics, Inc
License Agreements [Line Items]
Number of period the agreement in effect	10 years
Mirati Therapeutics, Inc | Private Placement | Common Stock
License Agreements [Line Items]
Upfront payment shares issued | shares	588,235
Upfront payment value | $	$ 13,000
Issue Price per Share | $ / shares	$ 34.00
Premium percentage	10.00%
Stock transfer restrictions period	18 months